Dividends on Ordinary Shares	6 Months Ended
Jun. 30, 2018
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Dividends on Ordinary Shares	7. DIVIDENDS ON ORDINARY SHARES An interim dividend of £250m was declared and paid on 29 June 2018 on the Company’s ordinary shares in issue (H117: £323m).